Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2010
Registrant Name	dei_EntityRegistrantName	DIAMOND HILL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001032423
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 03, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct. 03, 2011
Prospectus Date	rr_ProspectusDate	Feb. 28, 2011
Supplement [Text Block]	dhf1032423_SupplementTextBlock
DIAMOND HILL FUNDS
Diamond Hill Small Cap Fund
Diamond Hill Small-Mid Cap Fund
Diamond Hill Large Cap Fund
Diamond Hill Select Fund
Diamond Hill Long-Short Fund
Diamond Hill Financial Long-Short Fund
Diamond Hill Strategic Income Fund
Supplement to Prospectus Dated February 28, 2011 (as amended August 19, 2011)

Diamond Hill Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dhf1032423_SupplementTextBlock	Effective October 1, 2011, the management fees for the Diamond Hill Large Cap Fund will decrease from 0.60% to 0.55%. This fee reduction represents a contractual fee change. Therefore, the Large Cap Fund Annual Operating Expenses table on Page 9 is deleted in its entirety and replaced with the following table:
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been restated to reflect current fees.
Expense Example	rr_ExpenseExampleAbstract
Supplement Expense Example [Text Block]	dhf1032423_SupplementExpenseExampleTextBlock	The Large Cap Fund Expense Example table on Page 9 is deleted in its entirety and replaced with the following:
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Diamond Hill Large Cap Fund | Class A, Diamond Hill Large Cap Fund
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	1.09%
Expense Example	rr_ExpenseExampleAbstract
Share Status	rr_ExpenseExampleByYearColumnName	Class A - Sold or Held
1 Year	rr_ExpenseExampleYear01	606
3 Years	rr_ExpenseExampleYear03	829
5 Years	rr_ExpenseExampleYear05	1,071
10 Years	rr_ExpenseExampleYear10	1,762
Diamond Hill Large Cap Fund | Class C, Diamond Hill Large Cap Fund
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	1.84%
Expense Example	rr_ExpenseExampleAbstract
Share Status	rr_ExpenseExampleByYearColumnName	Class C - Sold
1 Year	rr_ExpenseExampleYear01	287
3 Years	rr_ExpenseExampleYear03	579
5 Years	rr_ExpenseExampleYear05	995
10 Years	rr_ExpenseExampleYear10	2,159
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share Status	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C - Held
1 Year	rr_ExpenseExampleNoRedemptionYear01	187
3 Years	rr_ExpenseExampleNoRedemptionYear03	579
5 Years	rr_ExpenseExampleNoRedemptionYear05	995
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,159
Diamond Hill Large Cap Fund | Class I, Diamond Hill Large Cap Fund
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	0.82%
Expense Example	rr_ExpenseExampleAbstract
Share Status	rr_ExpenseExampleByYearColumnName	Class I - Sold or Held
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	262
5 Years	rr_ExpenseExampleYear05	455
10 Years	rr_ExpenseExampleYear10	1,014

[1]	Other expenses have been restated to reflect current fees.
[2]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.